Accounting for the acquisition of the Credit Suisse Group	12 Months Ended
Dec. 31, 2024
Disclosure Of Business Combinations [Line items]
Accounting for the acquisition of the Credit Suisse Group

Note 2

Accounting for the acquisition of the Credit Suisse Group
The transaction
On 12 June

2023, UBS Group AG

acquired Credit

Suisse Group AG,

succeeding by

operation of

Swiss law

to all

assets
and liabilities

of Credit

Suisse Group

AG, and

became the

direct or

indirect shareholder

of all

of the

former direct

and
indirect

subsidiaries

of

Credit

Suisse

Group AG.

The

acquisition

of

Credit

Suisse

Group AG

constituted

a

business
combination

under

IFRS 3,
Business

Combinations
, and

was

required

to

be accounted

for

by applying

the

acquisition
method of accounting.

IFRS 3 measurement period adjustments for the acquisition

of the Credit Suisse Group
The

acquisition

of Credit

Suisse

Group AG

was

made

without

the

ordinary

due diligence

procedures

and outside

the
conventional time

frame

for an

acquisition

of this

scale

and nature.

As such,

complete

information about

all relevant
facts

and

circumstances

as

of

the

acquisition

date

was

not

practically

available

to

UBS

at

the

time

when

the

initial
acquisition accounting was applied,

with the amounts that form

part of the business combination

accounting therefore
considered

provisional

and

subject

to

further

measurement

period

adjustments

if

new

information

about

facts

and
circumstances existing on the date of the acquisition were to be obtained within one year from the acquisition date. The acquisition of Credit

Suisse Group AG resulted in

provisional negative goodwill of

USD
27.7
bn reported in

the UBS Group
Annual Report 2023.

For details

of the

accounting

for the

acquisition,

including

measurement

period adjustments

effected

during the

year
ended 31 December 2023,

refer to “Note 1a

Material accounting

policies” and “Note

2 Accounting for the

acquisition
of the Credit Suisse Group” in the “Consolidated financial

statements” section of the UBS Group Annual Report

2023.

In the second quarter of 2024, in

light of the additional information about circumstances existing on the acquisition date
that became available to management,

IFRS 3 measurement period adjustments

of USD
0.2 bn were made in relation to
Provisions and

contingent

liabilities

(refer

to
“Change

in provisions

and contingent

liabilities”

below). In

addition, fair
value measurement adjustments of

USD
0.3
bn were made

to the acquisition

date fair values

of exposures associated with
Russia, as well as other positions

in Non-core and Legacy, following the completion of

a detailed review. The adjustments
reflect management’s

final conclusions

on critical

assumptions and

judgments, which

are within

a range

of reasonably
possible

outcomes,

relating

to

significant

uncertainties

that

existed

on

the

acquisition

date.

Comparative-period
information has been revised accordingly.

The measurement period adjustments effected in the second quarter of 2024 resulted in a decrease in negative goodwill to USD 27.3
bn from the provisional

amount of USD
27.7
bn previously reported

in the UBS Group

Annual Report 2023.
Retained earnings have been revised to reflect the impact on the prior-period income statement of net USD
0.5 bn. With
the

measurement

period

adjustments

effected

in

the

second

quarter

of

2024

and

the

finalization

of

the

amount

of
negative goodwill, the acquisition accounting for the transaction is complete.
Change in provisions and contingent liabilities
In addition to

the existing USD
1.3
bn litigation provisions previously recorded by

the Credit Suisse Group, UBS

recognized
on

the

acquisition

date

USD
5.6
bn

in
Provisions

and

contingent

liabilities

for

additional

litigation

provisions

and
contingent

liabilities,

which

includes

USD
1.6
bn

for

litigation

provisions

to

reflect

management’s

assessment

of

the
associated probability,

timing and amount considering new information, and

USD
4.0 bn contingent liabilities for certain
obligations in respect

of litigation, regulatory

and similar matters

identified in the

purchase price

allocation. The

timing
and

actual

amount

of

outflows

associated

with

litigation

matters

are

uncertain.

UBS

has

continued

to

assess

the
development

of

these

obligations

and

the

amount

and

timing

of

potential

outflows.

The

USD
4.0
bn

of

contingent
liabilities reflect an increase

of USD
0.2
bn in the second quarter

of 2024 from the USD
3.8
bn previously reported

in the
UBS Group Annual Report 2023.
Effect of measurement period adjustments on the acquisition

date balance sheet

The table

below sets

out the

identifiable net

assets attributable

to the

acquisition of

the Credit

Suisse Group

as at

the
acquisition date adjusted to reflect

the effects of measurement period

adjustments made in the second quarter

of 2024
detailed above.

USD m
Purchase price consideration, after consideration of share-based compensation awards 3,710
Credit Suisse Group net identifiable assets on the acquisition date
Assets
As previously
reported in the
Annual Report 2023
Measurement period
adjustments made in
the second quarter of
2024 Revised
Cash and balances at central banks 93,012 (89) 92,923
Amounts due from banks 13,590 (15) 13,575
Receivables from securities financing transactions measured at amortized cost
26,194 26,194
Cash collateral receivables on derivative instruments 20,878 20,878
Loans and advances to customers 247,219 (175) 247,044
Other financial assets measured at amortized cost 13,428 (43) 13,385
Total financial assets measured at amortized cost 414,322 (322) 414,000
Financial assets at fair value held for trading 56,237 56,237
Derivative financial instruments 62,162 62,162
Brokerage receivables 366 366
Financial assets at fair value not held for trading 54,199 54,199
Total financial assets measured at fair value through profit or loss 172,964 172,964
Financial assets measured at fair value through other comprehensive income 0 0
Investments in associates 1,569 1,569
Property, equipment and software 6,055 6,055
Intangible assets 1,287 1,287
Deferred tax assets 998 998
Other non-financial assets 6,892 6,892
Total assets 604,088 (322) 603,766
Liabilities
Amounts due to banks 107,617 107,617
Payables from securities financing transactions measured at amortized cost 11,911 11,911
Cash collateral payables on derivative instruments 10,939 10,939
Customer deposits 183,119 183,119
Debt issued measured at amortized cost 110,491 110,491
Other financial liabilities measured at amortized cost 7,992 7,992
Total financial liabilities measured at amortized cost 432,070 432,070
Financial liabilities at fair value held for trading 5,711 5,711
Derivative financial instruments 67,782 67,782
Brokerage payables designated at fair value 316 316
Debt issued designated at fair value 44,909 44,909
Other financial liabilities designated at fair value 7,574 7,574
Total financial liabilities measured at fair value through profit or loss 126,292 126,292
Provisions and contingent liabilities 9,945 161 10,106
Other non-financial liabilities 3,901 3,901
Total liabilities 572,209 161 572,370
Non-controlling interests (285) (285)
Fair value of net assets acquired 31,594 (483) 31,110
Settlement of pre-existing relationships 135 135
Negative goodwill resulting from the acquisition 27,748 (483) 27,264
The tables

below set

out the

consequential impact

of the

measurement period

adjustments on

the previously

reported
income statement for the year

ended 31 December 2023, the balance

sheet as of 31 December 2023,

and the statement
of cash flows for the year ended 31 December 2023.

Effect of the measurement period adjustments on the income statement for the year ended 31 December 2023
For the year ended 31 December 2023
USD m
As previously
reported in the
Annual Report
2023

Measurement
period
adjustments
made in the
second quarter
of 2024 Revised
Net interest income 7,297 7,297
Other net income from financial instruments measured

at fair value through profit or loss
11,583 11,583
Fee and commission income 23,766 23,766
Fee and commission expense (2,195) (2,195)
Net fee and commission income 21,570 21,570
Other income 384 384
Total revenues 40,834 40,834
Negative goodwill 27,748 (483) 27,264
Credit loss expense / (release) 1,037 1,037
Personnel expenses 24,899 24,899
General and administrative expenses 10,156 10,156
Depreciation, amortization and impairment of non-financial

assets
3,750 3,750
Operating expenses 38,806 38,806
Operating profit / (loss) before tax 28,739 (483) 28,255
Tax expense / (benefit) 873 873
Net profit / (loss) 27,866 (483) 27,382
Net profit / (loss) attributable to non-controlling interests 16 16
Net profit / (loss) attributable to shareholders 27,849 (483) 27,366

Effect of the measurement period adjustments on the balance sheet as of 31 December 2023
USD m As of 31 December 2023
Assets
As previously
reported in the
Annual Report
2023
Measurement
period
adjustments
made in the
second quarter
of 2024 Revised
Total financial assets measured at amortized cost 1,189,773 (322)
1,189,451
of which: Cash and balances at central banks 314,148 (89) 314,060 of which: Amounts due from banks 21,161 (15) 21,146
of which: Loans and advances to customers 639,844 (175) 639,669 of which: Other financial assets measured at amortized cost 65,498 (43) 65,455
Total assets 1,717,246 (322) 1,716,924
Liabilities
Provisions and contingent liabilities 12,250 161 12,412
Total liabilities 1,630,607 161 1,630,769
Equity
Equity attributable to shareholders 86,108 (483)
85,624
of which: Retained earnings 74,880 (483) 74,397
Total equity 86,639 (483) 86,156
Total liabilities and equity 1,717,246 (322) 1,716,924

Effect of the measurement period adjustments on the statement of cash flows for the year ended 31 December 2023
For the year ended 31 December 2023
USD m
As previously
reported in the
Annual Report
2023
Measurement
period
adjustments
made in the
second quarter
of 2024 Revised
Cash flow from / (used in) operating activities
Net profit / (loss) 27,866 (483) 27,382
Non-cash items included in net profit and other adjustments:
of which: Negative goodwill (27,748) 483 (27,264)
Net cash flow from / (used in) operating activities 86,068 86,068
Net cash flow from / (used in) investing activities 103,228 (104) 103,124 of which: Cash and cash equivalents acquired upon acquisition of the Credit Suisse Group
108,510 (104) 108,406
Net cash flow from / (used in) financing activities (58,262) (58,262)
Total cash flow
Cash and cash equivalents at the beginning of the period 195,321 195,321
Net cash flow from / (used in) operating, investing and financing activities 131,035 (104) 130,931
Effects of exchange rate differences on cash and cash equivalents 13,955 13,955
Cash and cash equivalents at the end of the period 340,311 (104) 340,207 of which: cash and balances at central banks 314,065 (89) 313,976 of which: amounts due from banks 19,227 (15) 19,212
of which: money market paper 7,018 7,018
Conclusion of an investment management agreement

with Apollo and the transfer of senior secured

asset-
based financing
In the

first quarter

of 2024,

UBS and

entities associated with

Apollo Global

Management (Apollo) and

Atlas SP

(Atlas)
entered into

agreements to

conclude the

investment management agreement

under which

Atlas has

managed Credit
Suisse’s retained portfolio of assets of its former securitized products group. Following the closure of this agreement, the
assets previously managed by Atlas are to

be managed in Non-core and

Legacy. The

parties also agreed to conclude the
transition

services

agreement under

which Credit

Suisse has

provided services

to Atlas.

In addition,

Credit Suisse

AG entered
into

an agreement

with Apollo

Capital

Management

(ACM)

and other

parties

managed,

controlled

and / or

advised

by ACM
or its affiliates (collectively, the Assignees) to transfer USD 8.0 bn of senior secured asset-based financing,

with USD
6.0 bn
funded as

of 31 December

2023 recognized

as financial

assets at

fair value

held for

trading

at a fair

value of

USD
5.5 bn and
the remaining notional of USD 2.0
bn recognized as derivative loan commitments at a fair value of

USD
0.15 bn, with the
fair values of both financing components derecognized from the Group’s balance sheet as of 31 March 2024. As part of the

loan transfer,

the

Group

extended a

one-year senior

swingline facility

to

the

Assignees with

a

total amount

as

of
31 December 2024 of

USD
0.75
bn, which

is accounted for

as an

off-balance sheet irrevocable commitment. In

the first
quarter of

2024, the

Group

recognized a

net

gain

of

USD
0.3
bn

from

the

conclusion of

the

investment management
agreement and the assignment of the loan

facilities, after the accounting

for the purchase price allocation

adjustments at
the closing

of the acquisition

of the Credit

Suisse Group.
Other transactions related to businesses and subsidiaries

of Credit Suisse
In June 2024, the Credit

Suisse supply chain finance funds

(the SCFFs) made a voluntary

offer to the SCFFs’ investors

to
redeem all outstanding fund units.

›
Refer to Note 18 for more information
In August

2024 and

October 2024,

respectively, UBS

has also

entered into

the agreements

to sell

Select Portfolio Servicing,
the US mortgage servicing business of Credit Suisse, and

its
50 % interest in Swisscard AECS GmbH.
›
Refer to Note 29 for more information